Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - Plan assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Opening balance	€ 3,377	€ 3,019
Interest income	50	70
Remeasurements: Return on plan assets excluding amounts included in interest income	246	274
Employer's contribution	170	34
Participants' contributions	2	2
Benefits paid	(128)	(126)
Exchange rate differences	(134)	104
Closing balance	3,583	3,377
Actual return on the plan assets	€ 296	€ 344